Deposits	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Deposits
Note 6.    Deposits
(1)(2)

$ millions, as at				2020 Jan. 31	2019 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$12,717	$112,075	$57,981	$182,773	$178,091
Business and government (7)	61,753	62,303	140,719	264,775	257,502
Bank	5,284	248	6,396	11,928	11,224
Secured borrowings (8)	–	–	38,423	38,423	38,895
	$79,754	$174,626	$243,519	$497,899	$485,712
Comprised of:
Held at amortized cost				$487,364	$475,254
Designated at fair value				10,535	10,458
				$497,899	$485,712
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$51,233	$51,880
U.S.				8,491	7,876
Other international				5,138	4,647
Interest-bearing deposits
Canada				356,397	344,756
U.S.				54,652	56,844
Other international				21,988	19,709
				$497,899	$485,712
(1)
Includes deposits of $164.0 billion (October 31, 2019: $152.8 billion) denominated in U.S. dollars and deposits of $27.5 billion (October 31, 2019: $30.0 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $3,263 million (October 31, 2019: $2,930 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $13,344 million (October 31, 2019: $8,985 million) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $302 million (October 31, 2019: $302 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond progra mme , and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.